Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation
Summary of tax charged/(credited) in the income statement

	2020	2019
	£ 000	£ 000
Current taxation
UK corporation tax	(4)	30

Summary of differences between corporation tax benefit at standard rate and total tax (expense)/benefit

	2020	2019
	£ 000	£ 000
Loss before tax	(12,322)	(7,514)
Corporation tax benefit at standard rate	2,341	1,428
Decrease in tax benefit from effect of expenses not deductible in determining taxable profit (tax loss)	(135)	—
Decrease in tax benefit from tax losses for which no deferred tax asset was recognised	(841)	—
Decrease in tax benefit arising from group relief tax reconciliation (pre Reorganization)	(1,369)	(1,428)
Deferred tax credit from unrecognised temporary difference from a prior period	—	30
Total tax (expense)/benefit	(4)	30